REVENUE RECOGNITION (Tables)	6 Months Ended
Mar. 31, 2019
Revenue Recognition [Abstract]
Schedulle of disaggregated revenue generated by each payor type

The following table presents disaggregated revenue for the three and six months ended March 31, 2019 and 2018:

	Three months ended March 31,		Six months ended March 31,
	2019	2018	2019	2018
Neurometric services	$44,800	$79,800	$124,000	$133,100
Telepsychiatry services	415,300	380,100	723,200	448,800
Revenue	460,100	459,900	847,200	581,900